ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Foreign Currency Matters, Lessee Accounting, Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
FOREIGN CURRENCY MATTERS [Abstract]
Foreign currency translation gain (loss)	$ (5.4)	$ (0.5)	$ 0.5
Minimum [Member]
PROPERTY AND EQUIPMENT [Abstract]
Property, plant and equipment, useful life	3 years
Maximum [Member]
PROPERTY AND EQUIPMENT [Abstract]
Property, plant and equipment, useful life	7 years
Office Building [Member] | Maximum [Member]
LESSEE ACCOUNTING [Abstract]
Operating lease term of contract	6 years
Warehouse [Member] | Maximum [Member]
LESSEE ACCOUNTING [Abstract]
Operating lease term of contract	10 years
Internal Use IT Equipment [Member]
PROPERTY AND EQUIPMENT [Abstract]
Property, plant and equipment, useful life	3 years
Software Licenses [Member]
PROPERTY AND EQUIPMENT [Abstract]
Property, plant and equipment, useful life	5 years
Furniture, Fixtures [Member]
PROPERTY AND EQUIPMENT [Abstract]
Property, plant and equipment, useful life	5 years
Telecommunications Equipment [Member]
PROPERTY AND EQUIPMENT [Abstract]
Property, plant and equipment, useful life	7 years